Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Financial Assets
Cash and due from banks	$ 8,477		$ 8,252		$ 13,962	$ 14,487
Investment securities held-to-maturity	38,920	[1]	34,389	[1]
Financial Liabilities
Deposits	262,123		249,183
Long-term debt	20,049		25,516
Carrying Amount [Member]
Financial Assets
Cash and due from banks	8,477		8,252
Federal funds sold and securities purchased under resale agreements	163		437
Investment securities held-to-maturity	38,920		34,389
Loans held for sale	5		19
Loans	230,857		218,765
Other financial instruments	2,422		7,367
Financial Liabilities
Deposits	262,123		249,183
Short-term borrowings	26,945		25,901
Long-term debt	20,049		25,516
Fair Value [Member]
Financial Assets
Cash and due from banks	8,477		8,252
Federal funds sold and securities purchased under resale agreements	163		437
Investment securities held-to-maturity	38,368		34,952
Loans held for sale	5		19
Loans	231,480		220,354
Other financial instruments	2,442		7,385
Financial Liabilities
Deposits	262,200		249,594
Short-term borrowings	26,863		25,917
Long-term debt	20,391		26,205
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	8,477		8,252
Federal funds sold and securities purchased under resale agreements
Investment securities held-to-maturity	2,589		2,984
Loans held for sale
Loans
Other financial instruments
Financial Liabilities
Deposits
Short-term borrowings
Long-term debt
Fair Value [Member] | Level 2 [Member]
Financial Assets
Cash and due from banks
Federal funds sold and securities purchased under resale agreements	163		437
Investment securities held-to-maturity	35,678		31,845
Loans held for sale
Loans
Other financial instruments	1,080		1,228
Financial Liabilities
Deposits	262,200		249,594
Short-term borrowings	26,863		25,917
Long-term debt	20,391		26,205
Fair Value [Member] | Level 3 [Member]
Financial Assets
Cash and due from banks
Federal funds sold and securities purchased under resale agreements
Investment securities held-to-maturity	101		123
Loans held for sale	5		19
Loans	231,480		220,354
Other financial instruments	1,362		6,157
Financial Liabilities
Deposits
Short-term borrowings
Long-term debt

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.